CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Algeria
Condensed Financial Statements, Captions [Line Items]
Distributable profit percentage	42.50%
Veon Ltd.
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	390.00%	58.00%